Condensed Consolidated Interim Statements of Operations (Unaudited) - USD ($) $ in Thousands	3 Months Ended		9 Months Ended
	Sep. 30, 2021	Sep. 30, 2020	Sep. 30, 2021	Sep. 30, 2020
Income Statement [Abstract]
Revenues	$ 217,992	$ 218,423	$ 665,345	$ 620,971
Cost of services	(186,095)	(177,953)	(554,337)	(500,566)
Gross profit	31,897	40,470	111,008	120,405
Selling, general and administrative expenses	(19,067)	(17,449)	(59,592)	(53,190)
Amortization	(4,728)	(4,034)	(13,235)	(11,855)
Operating income	8,102	18,987	38,181	55,360
Interest expense, net	(3,717)	(3,793)	(10,114)	(12,468)
Gain/(loss) on Private Warrant Liability				558
Other income / (expense), net	(1,252)	37	(1,624)	(383)
Income before income tax	3,133	15,231	26,443	43,067
Income tax expense	(1,202)	(3,565)	(5,219)	(8,940)
Net income	1,931	11,666	21,224	34,127
Net income / (loss) attributable to non-controlling interests
Net income attributable to shareholders	$ 1,931	$ 11,666	$ 21,224	$ 34,127
Weighted average shares outstanding:
Basic	91,250,125	89,876,456	90,943,363	88,452,027
Diluted	93,116,486	89,876,456	93,288,498	88,452,027
Net earnings per share (Note 16):
Basic	$ 0.02	$ 0.13	$ 0.23	$ 0.38
Diluted	$ 0.02	$ 0.13	$ 0.23	$ 0.38